Share-Based Payments - Summary of Performance Rights Granted (Detail) - Share consolidation adjustment [member]		12 Months Ended
		Jun. 30, 2025 shares $ / shares		Jun. 30, 2024 shares $ / shares		Jun. 30, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at start of the fiscal year Number		2,161,392	[1]	1,893,081	[1]	1,339,621
Granted during the fiscal year Number		0		768,311		1,624,499
Exercised during the fiscal year Number		(950,280)		(500,000)		(706,173)
Lapsed during the fiscal year Number		0		0		(364,866)
Balance at end of the end fiscal year Number		1,211,112		2,161,392	[1]	1,893,081	[1]
Vested and exercisable at end of the fiscal year Number		0		231,517		0
November 1, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				November 1, 2019		November 1, 2019
Type of performance right granted				Director rights		Director rights
Fair value | $ / shares				$ 0.28	[1]	$ 0.28	[2]
Balance at start of the fiscal year Number		0		500,000	[1]	1,000,000
Granted during the fiscal year Number				0		0
Exercised during the fiscal year Number				(500,000)		(500,000)
Lapsed during the fiscal year Number				0		0
Balance at end of the end fiscal year Number				0		500,000	[1]
Vested and exercisable at end of the fiscal year Number				0		0
November 23, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 23, 2022		November 23, 2022		November 23, 2022
Type of performance right granted		Director rights		Director rights		Director rights
Fair value | $ / shares		$ 0.31	[3]	$ 0.31	[1]	$ 0.31	[2]
Balance at start of the fiscal year Number		1,166,667	[1]	1,166,667	[1]	0
Granted during the fiscal year Number		0		0		1,166,667
Exercised during the fiscal year Number		(388,889)		0		0
Lapsed during the fiscal year Number		0		0		0
Balance at end of the end fiscal year Number		777,778		1,166,667	[1]	1,166,667	[1]
Vested and exercisable at end of the fiscal year Number		0		0		0
December 1, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		December 1, 2021		December 1, 2021		December 1, 2021
Type of performance right granted		Director rights		Director rights		Director rights
Fair value | $ / shares		$ 0.49	[3]	$ 0.49	[1]	$ 0.49	[2]
Balance at start of the fiscal year Number		226,414	[1]	226,414	[1]	339,621
Granted during the fiscal year Number		0		0		0
Exercised during the fiscal year Number		(226,414)		0		(113,207)
Lapsed during the fiscal year Number		0		0		0
Balance at end of the end fiscal year Number		0		226,414	[1]	226,414	[1]
Vested and exercisable at end of the fiscal year Number		0		113,207		0
November 23, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date						November 23, 2022
Type of performance right granted						Director rights
Fair value | $ / shares	[2]					$ 0.31
Balance at start of the fiscal year Number				0		0
Granted during the fiscal year Number						457,832
Exercised during the fiscal year Number						(92,966)
Lapsed during the fiscal year Number	[2]					(364,866)
Balance at end of the end fiscal year Number						0
Vested and exercisable at end of the fiscal year Number						0
October 24, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		October 24, 2023		October 24, 2023
Type of performance right granted		Director rights		Director rights
Fair value | $ / shares		$ 0.32	[3]	$ 0.32	[1]
Balance at start of the fiscal year Number	[1]	178,356		0
Granted during the fiscal year Number		0		178,356
Exercised during the fiscal year Number		(78,356)		0
Lapsed during the fiscal year Number		0		0
Balance at end of the end fiscal year Number		100,000		178,356	[1]	0	[1]
Vested and exercisable at end of the fiscal year Number		0		28,356
October 24, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		October 24, 2023		October 24, 2023
Type of performance right granted		Director rights		Director rights
Fair value | $ / shares		$ 0.32	[3]	$ 0.32	[1]
Balance at start of the fiscal year Number	[1]	589,955		0
Granted during the fiscal year Number		0		589,955
Exercised during the fiscal year Number		(256,621)		0
Lapsed during the fiscal year Number		0		0
Balance at end of the end fiscal year Number		333,334		589,955	[1]	0	[1]
Vested and exercisable at end of the fiscal year Number		0		89,954

[1]	The weighted average share price on the exercising date during the financial year 2024 is $0.285.
[2]	The change during the year represents derecognition due to the cessation of the director.
[3]	The weighted average share price on the exercising date during the financial year 2025 is $0.332.